Interests in subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Bonso Electronics Limited
Place of incorporation and kind of legal entity	Hong Kong, limited liability company	Hong Kong, limited liability company
Particulars of issued capital/ registered capital	$ 641	$ 641
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding, providing management and administrative support to the Group companies	Investment holding, providing management and administrative support to the Group companies
Bonso Advanced Technology (Xinxing) Company, Limited
Place of incorporation and kind of legal entity	PRC, limited liability company	PRC, limited liability company
Particulars of issued capital/ registered capital	$ 10,000	$ 10,000
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Production of scales and pet electronics products	Production of scales and pet electronics products
Bonso Advanced Technology Limited
Place of incorporation and kind of legal entity	Hong Kong, limited liability company	Hong Kong, limited liability company
Particulars of issued capital/ registered capital	$ 128	$ 128
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding, and trading of scales and pet electronics products	Investment holding, and trading of scales and pet electronics products
Bonso Electronics (Shenzhen) Company, Limited
Place of incorporation and kind of legal entity	PRC, limited liability company	PRC, limited liability company
Particulars of issued capital/ registered capital	$ 12,621	$ 12,621
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding and property rental	Investment holding and property rental
Bonso Investment Limited
Place of incorporation and kind of legal entity	Hong Kong, limited liability company	Hong Kong, limited liability company
Particulars of issued capital/ registered capital	$ 385	$ 385
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding and property investment	Investment holding and property investment
Bonso Technology (Shenzhen) Company, Limited
Place of incorporation and kind of legal entity	PRC, limited liability company	PRC, limited liability company
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Product development	Product development